Share-Based Payments - Warrants (Details) $ in Millions		3 Months Ended		9 Months Ended
	Jan. 04, 2021 kr / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 kr / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 kr / shares	Sep. 30, 2020 USD ($)
Share-Based Payments
Warrants as a percentage of outstanding shares					11.80%		11.70%
Warrants
Share-Based Payments
Vesting period					36 months
Warrants granted, price per share				kr 1		kr 1
Estimated fair value of warrants | $		$ 0.6	$ 1.6		$ 1.3		$ 2.8
Ordinary shares | Stock Split
Share-Based Payments
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1
Ordinary shares | Warrants | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1